Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Due from Related Parties
(a)	Due from related parties

As at	March 31, 2026	March 31, 2025
NUAG(i)	$166	$33
TIN(ii)	1,388	1,125
	$1,554	$1,158
i.	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2026, a total of $0.7 million (March 31, 2025 - $0.9 million) of services rendered to and expenses incurred on behalf of NUAG. The costs recoverable from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
ii.	The Company recovers costs for services rendered to TIN and expenses incurred on behalf of TIN pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2026 a total of $0.1 million (March 31, 2025 - $0.2 million) of services rendered to and expenses incurred on behalf of TIN. The costs recoverable from TIN were recorded as a direct reduction of general and administrative expenses on the condensed statements of income.

Schedule of Compensation of Key Management Personnel

The remuneration of directors and other members of key management personnel, who are those having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, for the years ended March 31, 2026 and 2025 were as follows:

	Years Ended March 31,
	2026	2025
Cash compensation	$3,858	$3,758
Share-based compensation	2,777	2,345
	$6,635	$6,103